Statement of Changes in Net Assets Available for Benefits - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions:
Contributions from employer	$ 1,366,337	$ 2,159,793
Contributions from participants	12,108,154	11,532,510
Employee rollover	24,967	43,502
Interest and dividend income	1,238,375	1,294,250
Interest income – promissory notes receivable	943,895	921,406
Total additions	15,681,728	15,951,461
Deductions:
Distributions	33,616,468	34,546,554
Administrative expenses	270,444	249,935
Total deductions	33,886,912	34,796,489
Net realized and unrealized appreciation in fair value of investments	35,099,961	24,391,919
Net additions (deductions)	16,894,777	5,546,891
Net assets available for benefits at beginning of period	274,470,244	268,923,352
Net assets available for benefits at end of period	$ 291,365,021	$ 274,470,244